Revenue - Disclosure Of Performance Obligations (Detail) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Disclosure of performance obligations [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	$ 2,998
Less than one year [Member]
Disclosure of performance obligations [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	1,682
One to two years [Member]
Disclosure of performance obligations [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	465
Greater than two years [Member]
Disclosure of performance obligations [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	851
Energy Infrastructure [Member]
Disclosure of performance obligations [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	1,545
Energy Infrastructure [Member] | Less than one year [Member]
Disclosure of performance obligations [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	427
Energy Infrastructure [Member] | One to two years [Member]
Disclosure of performance obligations [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	345
Energy Infrastructure [Member] | Greater than two years [Member]
Disclosure of performance obligations [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	773
After Market Services [Member]
Disclosure of performance obligations [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	173
After Market Services [Member] | Less than one year [Member]
Disclosure of performance obligations [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	74
After Market Services [Member] | One to two years [Member]
Disclosure of performance obligations [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	36
After Market Services [Member] | Greater than two years [Member]
Disclosure of performance obligations [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	63
Engineered Systems [Member]
Disclosure of performance obligations [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	1,280
Engineered Systems [Member] | Less than one year [Member]
Disclosure of performance obligations [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	1,181
Engineered Systems [Member] | One to two years [Member]
Disclosure of performance obligations [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	84
Engineered Systems [Member] | Greater than two years [Member]
Disclosure of performance obligations [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	$ 15